Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 9,621	$ 9,609
Variable Rate	218,601	183,847
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	9,416	9,405
Variable Rate	195,732	160,718
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	5	4
Variable Rate	22,119	22,122
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	200	200
Variable Rate	$ 750	$ 1,007